Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (Parentheticals) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 01, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Westpark Capital, Inc. Warrant [Member]
Purchase price	$ 100	$ 100			$ 100
Common Stock [Member]
Price per share (in dollars per share)		$ 0.12			$ 0.12
Purchase price				$ 100	$ 100
Price per share (in dollars per share)							$ 0.30